Fair Value	3 Months Ended
Mar. 31, 2014
Fair Value [Abstract]
Fair Value

NOTE 8 — FAIR VALUE

Fair Value Hierarchy

The Company is required to report fair value measurements for specified classes of assets and liabilities. See Note 1 — “Business and Summary of Significant Accounting Policies” in our December 31, 2013 Form 10-K for further description of the Company’s fair value measurement policy.

The Company characterizes inputs in the determination of fair value according to the fair value hierarchy.  The fair value of the Company’s assets and liabilities where the measurement objective specifically requires the use of fair value are set forth in the tables below:

Assets and Liabilities Measured at Fair Value on a Recurring Basis (dollars in millions)

March 31, 2014	Total	Level 1	Level 2	Level 3
Assets
Debt Securities AFS	$ 1,846.9	$ 1,255.6	$ 591.3	$ -
Equity Securities AFS	14.3	14.3	-	-
Trading assets at fair value - derivatives	64.2	-	64.2	-
Derivative counterparty assets at fair value	26.9	-	26.9	-
Total Assets	$ 1,952.3	$ 1,269.9	$ 682.4	$ -
Liabilities
Trading liabilities at fair value - derivatives	$ (85.6)	$ -	$ (74.2)	$ (11.4)
Derivative counterparty liabilities at fair value	(32.1)	-	(32.1)	-
Total Liabilities	$ (117.7)	$ -	$ (106.3)	$ (11.4)
December 31, 2013
Assets
Debt Securities AFS	$ 1,487.8	$ 675.9	$ 811.9	$ -
Equity Securities AFS	13.7	13.7	-	-
Trading assets at fair value - derivatives	37.4	-	37.4	-
Derivative counterparty assets at fair value	12.9	-	12.9	-
Total	$ 1,551.8	$ 689.6	$ 862.2	$ -
Liabilities
Trading liabilities at fair value - derivatives	$ (86.9)	$ -	$ (77.2)	$ (9.7)
Derivative counterparty liabilities at fair value	(24.1)	-	(24.1)	-
Total	$ (111.0)	$ -	$ (101.3)	$ (9.7)

The following table presents financial instruments for which a non-recurring change in fair value has been recorded:

Assets Measured at Fair Value on a Non-recurring Basis with a Change in Fair Value Recorded (dollars in millions)

Fair Value Measurements at Reporting Date Using:
	Total	Level 1	Level 2	Level 3	Total Gains and (Losses)
Assets
March 31, 2014
Assets held for sale	$ 19.6	$ -	$ -	$ 19.6	$ (1.8)
Impaired loans	37.6	-	-	37.6	(2.7)
Total	$ 57.2	$ -	$ -	$ 57.2	$ (4.5)
December 31, 2013
Assets held for sale	$ 731.1	$ -	$ -	$ 731.1	$ (59.4)
Impaired loans	18.5	-	-	18.5	(1.6)
Total	$ 749.6	$ -	$ -	$ 749.6	$ (61.0)

Loans are transferred from held for investment (“HFI”) to Assets held for sale (“HFS”) at the lower of cost or fair value. At the time of transfer, a write-down of the loan is recorded as a charge-off, if applicable. Once classified as HFS, the amount by which the carrying value exceeds fair value is recorded as a valuation allowance.

Impaired finance receivables of $500,000 or greater that are placed on non-accrual status are subject to periodic individual review in conjunction with the Company’s ongoing problem loan management (PLM) function. Impairment occurs when, based on current information and events, it is probable that CIT will be unable to collect all amounts due according to contractual terms of the agreement. Impairment is measured as the shortfall between estimated value and recorded investment in the finance receivable, with the estimated value determined using fair value of collateral and other cash flows if the finance receivable is collateralized, or the present value of expected future cash flows discounted at the contract’s effective interest rate.

Level 3 Gains and Losses

The tables below set forth a summary of changes in the estimated fair value of the Company’s Level 3 financial assets and liabilities measured on a recurring basis:

Changes in Fair Value of Level 3 Financial Assets and Liabilities Measured on a Recurring Basis (dollars in millions)

	Total	Derivatives
December 31, 2013	$ (9.7)	$ (9.7)
Gains or losses realized/unrealized
Included in Other Income	(1.7)	(1.7)
March 31, 2014	$ (11.4)	$ (11.4)
December 31, 2012	$ (5.8)	$ (5.8)
Gains or losses realized/unrealized
Included in Other Income	2.7	2.7
March 31, 2013	$ (3.1)	$ (3.1)

Level 3 liabilities at March 31, 2014 and 2013 represent the valuation of the derivatives related to the GSI facilities.

Fair Values of Financial Instruments

The carrying and estimated fair values of financial instruments presented below exclude leases and certain other assets and liabilities, for which disclosure is not required.

Estimated Fair Value of Assets and Liabilities (dollars in millions)

	March 31, 2014		December 31, 2013
	Carrying	Estimated	Carrying	Estimated
	Value	Fair Value	Value	Fair Value
Assets
Trading assets at fair value - derivatives	64.2	64.2	$ 37.4	$ 37.4
Derivative counterparty assets at fair value	26.9	26.9	12.9	12.9
Assets held for sale (excluding leases)	469.5	473.5	415.2	416.4
Loans (excluding leases)	12,894.0	13,019.5	12,619.4	12,681.6
Investment Securities	2,255.0	2,259.3	2,630.7	2,629.2
Other assets subject to fair value disclosure and unsecured counterparty receivables (1)	606.8	606.8	586.5	586.5
Liabilities
Deposits (2)	(13,240.7)	(13,451.7)	(12,565.0)	(12,751.9)
Trading liabilities at fair value - derivatives	(85.6)	(85.6)	(86.9)	(86.9)
Derivative counterparty liabilities at fair value	(32.1)	(32.1)	(24.1)	(24.1)
Long-term borrowings (2)	(19,672.7)	(20,443.1)	(18,693.1)	(19,340.8)
Other liabilities subject to fair value disclosure (3)	(1,844.7)	(1,844.7)	(1,919.1)	(1,919.1)

(1)

Other assets subject to fair value disclosure primarily include accrued interest receivable and miscellaneous receivables. These assets have carrying values that approximate fair value generally due to the short-term nature and are classified as level 3. The unsecured counterparty receivables primarily consist of amounts owed to CIT from GSI for debt discount, return of collateral posted to GSI and settlements resulting from market value changes to asset-backed securities underlying the GSI Facilities

(2)	Deposits and long-term borrowings include accrued interest, which is included in "Other liabilities" in the Balance Sheet.
(3)

Other liabilities subject to fair value disclosure include accounts payable, accrued liabilities, customer security and maintenance deposits and miscellaneous liabilities. The fair value of these approximates carrying value and are classified as level 3.

Assumptions Used to Value Financial Instruments

Derivatives – The estimated fair values of derivatives were calculated internally using observable market data and represent the net amount receivable or payable to terminate, taking into account current market rates, which represent Level 2 inputs, except for the TRS derivative that utilized Level 3 inputs. See Note 7 — Derivative Financial Instruments for notional principal amounts and fair values.

Investment Securities – Debt and equity securities classified as AFS are carried at fair value, as determined either by Level 1 or Level 2 inputs. Debt securities classified as AFS included investments in U.S. Treasury and federal government agency securities and were valued using Level 2 inputs, primarily quoted prices for similar securities. Certain equity securities classified as AFS were valued using Level 1 inputs, primarily quoted prices in active markets, while other equity securities used Level 2 inputs, due to being less frequently traded or having limited quoted market prices. Debt securities classified as HTM are securities that the Company has both the ability and the intent to hold until maturity and are carried at amortized cost and periodically assessed for OTTI, with the cost basis reduced when impairment is deemed to be other-than-temporary. Non-marketable equity investments are generally recorded under the cost or equity method of accounting and are periodically assessed for OTTI, with the net asset values reduced when impairment is deemed to be other-than-temporary.  For investments in limited equity partnership interests, we use the net asset value provided by the fund manager as an appropriate measure of fair value.

Assets held for sale – Assets held for sale are recorded at lower of cost or fair value on the balance sheet. Most of the assets are subject to a binding contract, current letter of intent or other third-party valuation, which are Level 3 inputs. For the remaining assets, the fair value is generally determined using internally generated valuations or discounted cash flow analysis, which are considered Level 3 inputs. Commercial loans are generally valued individually, while small-ticket commercial loans are valued on an aggregate portfolio basis.

Loans – Since there is no liquid secondary market for most loans in the Company’s portfolio, the fair value is estimated based on discounted cash flow analyses which use Level 3 inputs. In addition to the characteristics of the underlying contracts, key inputs to the analysis include interest rates, prepayment rates, and credit spreads. For the loan portfolio, the market based credit spread inputs are derived from instruments with comparable credit risk characteristics obtained from independent third party vendors. As these Level 3 unobservable inputs are specific to individual loans / collateral types, management does not believe that sensitivity analysis of individual inputs is meaningful, but rather that sensitivity is more meaningfully assessed through the evaluation of aggregate carrying values of the loans. The fair value of loans at March 31, 2014 was $13.0 billion, which is 101.0% of carrying value.

Impaired Loans – The value of impaired loans is estimated using the fair value of collateral (on an orderly liquidation basis) if the loan is collateralized, or the present value of expected cash flows utilizing the current market rate for such loan. As these Level 3 unobservable inputs are specific to individual loans / collateral types, management does not believe that sensitivity analysis of individual inputs is meaningful, but rather that sensitivity is more meaningfully assessed through the evaluation of aggregate carrying values of impaired loans relative to contractual amounts owed (unpaid principal balance or “UPB”) from customers. As of March 31, 2014, the UPB related to impaired loans, including loans for which the Company is applying the income recognition and disclosure guidance in ASC 310-30 (Loans and Debt Securities Acquired with Deteriorated Credit Quality), totaled $336.4 million. Including related allowances, these loans are carried at $247.6 million, or 74% of UPB. Of these amounts, $172.0 million and $152.0 million of UPB and carrying value, respectively, relate to loans with no specific allowance. The difference between UPB and carrying value reflects cumulative charge-offs on accounts remaining in process of collection, FSA discounts and allowances. See Note 3- Loans for more information.

Deposits – The fair value of deposits was estimated based upon a present value discounted cash flow analysis. Discount rates used in the present value calculation are based on the Company’s average current deposit rates for similar terms, which are Level 3 inputs.

Long-term borrowings – Unsecured borrowings of approximately $13.5 billion par value at March 31, 2014, were valued based on quoted market prices, which are Level 1 inputs. Approximately $2.1 billion par value of the secured borrowings at March 31, 2014 utilized market inputs to estimate fair value, which are Level 2 inputs. Where market estimates were not available for approximately $3.9 billion par value at March 31, 2014, fair values were estimated using a discounted cash flow analysis with a discount rate approximating current market rates for issuances by CIT of similar term debt, which are Level 3 inputs.